Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories [Text Block]
7.	Inventories:
  Inventories in the accompanying consolidated balance sheets are analyzed as follows:
	2011	2010
Lubricants	1,468	1,459
Bunkers	1,044	-
Total	2,512	1,459